Acquisitions - BP-Husky, Summary of Goodwill (Details) $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Feb. 28, 2023 CAD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Goodwill	$ 2,923			$ 2,923	$ 3,473
BP-Husky Refining LLC
Disclosure of detailed information about business combination [line items]
Total Purchase Consideration		$ 514	$ 378
Fair Value of Pre-Existing 50 Percent Ownership Interest in Toledo		508
Fair Value of Identifiable Net Assets		(1,022)
Goodwill		$ 0